UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 November 1, 2007

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	90

Form13F Information Table Value Total:	274082

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     7637    81608 SH       SOLE                    66408             15200
AT&T Corp.                     COM              00206R102     1110    26242 SH       SOLE                    21967              4275
Allstate Corp.                 COM              020002101     1763    30820 SH       SOLE                    27070              3750
Altria Group Inc               COM              02209s103      485     6975 SH       SOLE                      919              6056
American Express Co.           COM              025816109     5571    93838 SH       SOLE                    81918             11920
American Intl. Group           COM              026874107     4505    66591 SH       SOLE                    57126              9465
Ameriprise Financial Inc.      COM              03076c106      757    11995 SH       SOLE                     8840              3155
Amgen Corp.                    COM              031162100     3729    65919 SH       SOLE                    52379             13540
Anadarko Petroleum Corporation COM              032511107      345     6426 SH       SOLE                     6426
Avon Products                  COM              054303102      378    10085 SH       SOLE                     8095              1990
BLDRS Emerging Market 50 Index COM              09348r300     1561    29550 SH       SOLE                    24100              5600
BP PLC Spons ADR               COM              055622104     4751    68508 SH       SOLE                    60245              8263
Bank of America Corp.          COM              060505104     6375   126813 SH       SOLE                   104008             22805
Barclays PLC ADR               COM              06738E204     1395    28700 SH       SOLE                    26550              2150
Bard (C.R.), Inc.              COM              067383109     2416    27400 SH       SOLE                    26675               725
Berkshire Hathaway Class B     COM              084670207     4916     1244 SH       SOLE                     1075               169
Best Buy Co., Inc.             COM              086516101     2203    47880 SH       SOLE                    40703              7177
C D W Corporation              COM              12512n105     4323    49579 SH       SOLE                    41229              8350
CVS/Caremark Corporation       COM              126650100     4366   110171 SH       SOLE                    96112             14059
Caterpillar Inc.               COM              149123101     1652    21065 SH       SOLE                    20065              1000
Chevron Corp.                  COM              166764100     7180    76724 SH       SOLE                    60568             16156
Cisco Systems, Inc.            COM              17275r102     4747   143280 SH       SOLE                   133900              9380
Citigroup Inc.                 COM              172967101      812    17395 SH       SOLE                    12462              4933
Coca Cola Co.                  COM              191216100     3149    54789 SH       SOLE                    51214              3575
ConocoPhillips                 COM              20825c104     9846   112174 SH       SOLE                    89987             22187
Constellation Brands           COM              21036p108     4581   189210 SH       SOLE                   159100             30110
Costco Wholesale Corp.         COM              22160k105     5183    84463 SH       SOLE                    68208             16255
Danaher Corporation            COM              235851102     2931    35443 SH       SOLE                    29468              5975
Devon Energy Corporation       COM              25179m103     2721    32710 SH       SOLE                    28750              3960
Discover Financial Services    COM              254709108      720    34638 SH       SOLE                    32137              2501
Disney (Walt) Co.              COM              254687106     5397   156934 SH       SOLE                   140569             16365
Dresser-Rand Group             COM              261608103     1388    32490 SH       SOLE                    26045              6445
DuPont                         COM              263534109     4431    89404 SH       SOLE                    78349             11055
Emerson Electric Co.           COM              291011104     2783    52289 SH       SOLE                    43089              9200
Exxon Mobil Corp.              COM              30231G102     8219    88794 SH       SOLE                    83117              5677
Fiserv Incorporated            COM              337738108     3938    77422 SH       SOLE                    63987             13435
Gannett Co. Inc.               COM              364730101      796    18205 SH       SOLE                    15555              2650
General Electric Co.           COM              369604103    10789   260615 SH       SOLE                   219159             41456
Goldman Sachs Group            COM              38141g104     2646    12206 SH       SOLE                     9981              2225
Goodrich Corporation           COM              382388106     4014    58835 SH       SOLE                    47025             11810
Harrah's Entertainment Inc.    COM              413619107     2360    27150 SH       SOLE                    22600              4550
Helmerich & Payne              COM              423452101     1421    43285 SH       SOLE                    32340             10945
Hewlett Packard Co             COM              428236103     6200   124517 SH       SOLE                   104617             19900
Home Depot Inc.                COM              437076102     4686   144461 SH       SOLE                   102411             42050
Honeywell Intl Inc.            COM              438516106     2384    40090 SH       SOLE                    38545              1545
IShares EAFE Index ETF (EFA)   COM              464287465      239     2890 SH       SOLE                     2110               780
Int'l Business Machines Corp.  COM              459200101     2708    22992 SH       SOLE                    20787              2205
Intel Corp.                    COM              458140100     1870    72321 SH       SOLE                    56321             16000
JP Morgan Chase & Co           COM              46625H100      657    14334 SH       SOLE                    14270                64
Johnson & Johnson              COM              478160104     9502   144630 SH       SOLE                   126534             18096
Kimberly - Clark               COM              494368103      231     3288 SH       SOLE                     3235                53
Lincoln National Corporation   COM              534187109     1064    16129 SH       SOLE                    14181              1948
Lowe's Cos.                    COM              548661107      585    20883 SH       SOLE                    20033               850
Medco Health Solutions         COM              58405u102     8294    91761 SH       SOLE                    78134             13627
Medtronic, Inc.                COM              585055106     3655    64802 SH       SOLE                    53447             11355
Merck & Co. Inc.               COM              589331107     1425    27567 SH       SOLE                    21667              5900
Microsoft Corp.                COM              594918104     2768    93975 SH       SOLE                    82515             11460
Morgan Stanley                 COM              617446448     5230    83010 SH       SOLE                    77306              5704
Murphy Oil Corp.               COM              626717102     5025    71900 SH       SOLE                    51700             20200
Mylan Inc.                     COM              628530107      277    17362 SH       SOLE                    17025               337
Novo-Nordisk ADR               COM              670100205     2049    16925 SH       SOLE                    12565              4360
Oracle Corporation             COM              68389X105      242    11175 SH       SOLE                    11175
Pepsico Inc.                   COM              713448108     1830    24985 SH       SOLE                    20635              4350
Pfizer, Inc.                   COM              717081103     3260   133461 SH       SOLE                   121416             12045
Procter & Gamble               COM              742718109     7302   103812 SH       SOLE                    93092             10720
Prudential Financial Inc.      COM              744320102      249     2550 SH       SOLE                     2550
Regions Financial Corp. New    COM              7591EP100      980    33235 SH       SOLE                    25648              7587
Schering-Plough                COM              806605101      667    21083 SH       SOLE                    17383              3700
Schlumberger Ltd.              COM              806857108     5205    49570 SH       SOLE                    45995              3575
Scotts Miracle-Gro Co.         COM              810186106     3764    88040 SH       SOLE                    76615             11425
Standard & Poor's Dep. Rcpts.  COM              78462f103      275     1800 SH       SOLE                     1800
Stryker Corp.                  COM              863667101     4142    60233 SH       SOLE                    52623              7610
SunTrust Banks Inc.            COM              867914103     1301    17190 SH       SOLE                    12815              4375
TJX Companies Inc              COM              872540109     6076   209022 SH       SOLE                   172822             36200
Tim Hortons Inc                COM              88706M103     1948    55899 SH       SOLE                    44527             11372
Time Warner Inc.               COM              887317105      674    36690 SH       SOLE                    28925              7765
U. S. Bancorp                  COM              902973304     3348   102935 SH       SOLE                   100005              2930
UTI Worldwide Inc.             COM              g87210103      459    19965 SH       SOLE                    14985              4980
Union Pacific Corp.            COM              907818108      534     4725 SH       SOLE                     4290               435
United Parcel Service Cl B     COM              911312106     5014    66758 SH       SOLE                    54418             12340
United Technologies Corp.      COM              913017109     6416    79721 SH       SOLE                    71651              8070
Verizon Communications         COM              92343v104      385     8699 SH       SOLE                     7366              1333
Wachovia Corporation           COM              929903102     2599    51830 SH       SOLE                    39971             11859
Wal-Mart Stores                COM              931142103      862    19751 SH       SOLE                    16751              3000
Walgreen Co.                   COM              931422109     1636    34630 SH       SOLE                    26480              8150
WellPoint Inc.                 COM              94973v107     3307    41900 SH       SOLE                    39825              2075
Wells Fargo & Co.              COM              949746101     1478    41491 SH       SOLE                    39464              2027
Wendy's Intl                   COM              950590109      291     8350 SH       SOLE                     8000               350
Wyeth                          COM              983024100      685    15381 SH       SOLE                    12281              3100
UTS Uncommon Values Tr #2007                    904310257       11 11264.000SH       SOLE                11264.000